UTILITIES PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 94.7%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Agricultural Services -- 0.5%
-----------------------------------------------------------------------
Monsanto Co.(1)                                100,000     $  2,706,250
-----------------------------------------------------------------------
                                                           $  2,706,250
-----------------------------------------------------------------------
Broadcasting and Cable -- 0.1%
-----------------------------------------------------------------------
Ovation, Inc.(1)(2)                            285,787     $    285,787
-----------------------------------------------------------------------
                                                           $    285,787
-----------------------------------------------------------------------
Communications Equipment -- 2.2%
-----------------------------------------------------------------------
Analog Devices, Inc.(1)                         75,000     $  3,871,875
Cable Design Technologies Corp.(1)             292,500        4,917,656
Microchip Technology, Inc.(1)                  140,000        3,071,250
Spectrum Control, Inc.(1)                       90,000          905,625
-----------------------------------------------------------------------
                                                           $ 12,766,406
-----------------------------------------------------------------------
Computer Software -- 0.2%
-----------------------------------------------------------------------
SilverStream Software, Inc.(1)                  46,000     $    948,750
-----------------------------------------------------------------------
                                                           $    948,750
-----------------------------------------------------------------------
Drug Delivery Systems -- 1.3%
-----------------------------------------------------------------------
Alkermes, Inc.(1)                              150,000     $  4,706,250
Andrx Group(1)                                  50,000        2,893,750
-----------------------------------------------------------------------
                                                           $  7,600,000
-----------------------------------------------------------------------
Electric Utilities -- 29.1%
-----------------------------------------------------------------------
AES Corp.(1)                                   100,000     $  5,537,500
Allegheny Energy, Inc.                         163,300        7,869,019
Cinergy Corp.                                   50,000        1,756,250
Cleco Corp.                                    300,000       16,425,000
DQE, Inc.                                      110,000        3,602,500
Edison International                           550,000        8,593,750
Energy East Corp.                              100,000        1,968,750
Entergy Corp.                                  260,000       11,001,250
Exelon Corp.                                   310,625       21,808,981
FPL Group, Inc.                                150,000       10,762,500
Innogy Holdings plc(3)                       1,000,000        2,883,000
International Power plc(3)                     500,000        1,874,700
National Grid Group plc(3)                     800,000        7,271,840
NRG Energy, Inc.(1)                            260,300        7,239,594
Orion Power Holdings(1)                        250,000        6,156,250
Pinnacle West Capital Corp.                    400,000       19,050,000
RGS Energy Group Inc.                           50,000        1,621,875
Scottish and Southern Energy plc(3)            500,000        4,630,800
Southern Co. (The)                             675,000       22,443,750
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Electric Utilities (continued)
-----------------------------------------------------------------------
TXU Corp.                                      100,000     $  4,431,250
-----------------------------------------------------------------------
                                                           $166,928,559
-----------------------------------------------------------------------
Electronic Components - Instruments -- 1.2%
-----------------------------------------------------------------------
APW Ltd.(1)                                     50,000     $  1,687,500
Xilinx, Inc.(1)                                110,000        5,073,750
-----------------------------------------------------------------------
                                                           $  6,761,250
-----------------------------------------------------------------------
Gas Utilities -- 10.8%
-----------------------------------------------------------------------
Atmos Energy Corp.                             150,000     $  3,656,250
Coastal Corp. (The)                            280,000       24,727,500
El Paso Energy Corp.                            40,000        2,865,000
Kinder Morgan, Inc.                            150,000        7,828,125
National Fuel Gas Co.                          200,000       12,587,500
NICOR, Inc.                                    100,000        4,318,750
San Juan Basin Royalty Trust                   500,000        6,312,500
-----------------------------------------------------------------------
                                                           $ 62,295,625
-----------------------------------------------------------------------
Medical Products -- 0.3%
-----------------------------------------------------------------------
Novoste Corp.(1)                                70,000     $  1,925,000
-----------------------------------------------------------------------
                                                           $  1,925,000
-----------------------------------------------------------------------
Metals - Industrial -- 1.2%
-----------------------------------------------------------------------
Shaw Group, Inc.(1)                            140,000     $  7,000,000
-----------------------------------------------------------------------
                                                           $  7,000,000
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.1%
-----------------------------------------------------------------------
Coflexip SA ADR                                 43,100     $  2,709,912
Santa Fe International Corp.                   120,000        3,847,500
-----------------------------------------------------------------------
                                                           $  6,557,412
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 3.0%
-----------------------------------------------------------------------
Burlington Resources, Inc.                     140,000     $  7,070,000
Swift Energy Co.(1)                             75,000        2,821,875
Talisman Energy Inc.(1)                        200,000        7,412,500
-----------------------------------------------------------------------
                                                           $ 17,304,375
-----------------------------------------------------------------------
REITS -- 0.6%
-----------------------------------------------------------------------
Annaly Mortgage, Inc. 144A(4)                  350,000     $  3,193,750
-----------------------------------------------------------------------
                                                           $  3,193,750
-----------------------------------------------------------------------
Telecommunications - Equipment -- 0.7%
-----------------------------------------------------------------------
TranSwitch Corp.(1)                             50,000     $  1,956,250

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Telecommunications - Equipment (continued)
-----------------------------------------------------------------------
Viasystems Group, Inc.(1)                      230,000     $  1,911,875
-----------------------------------------------------------------------
                                                           $  3,868,125
-----------------------------------------------------------------------
Telecommunications Services -- 9.2%
-----------------------------------------------------------------------
AT&T Wireless Group(1)                         525,000     $  9,089,062
Cosmote Mobile Communications GDR(4)            78,000        1,224,600
Elisa Communications Oyj                       240,000        5,169,431
Energis(1)(3)                                1,875,000       12,603,937
McLeodUSA, Inc.(1)                              70,000          988,750
Microcell Telecommunications, Inc.(1)           70,000        1,330,000
Telecom Italia Mobile(3)                       742,000        5,921,308
UbiquiTel, Inc.(1)                             350,000        1,925,000
US Unwired, Inc., Class A(1)                   100,000          462,500
Versatel Telecom International NV ADR(1)       310,000        2,673,750
Vodafone Group plc ADR                          50,000        1,790,625
Western Wireless Corp.(1)                      250,000        9,796,875
-----------------------------------------------------------------------
                                                           $ 52,975,838
-----------------------------------------------------------------------
Telephone Utilities -- 15.7%
-----------------------------------------------------------------------
Alltel Corp.                                   100,000     $  6,243,750
BellSouth Corp.                                235,000        9,620,313
CenturyTel, Inc.                               350,000       12,512,500
SBC Communications, Inc.                     1,000,000       47,750,000
Sprint Corp.                                   100,000        2,031,250
Sprint Corp. PCS(1)                            350,000        7,153,125
Verizon Communications, Inc.                   100,000        5,012,500
-----------------------------------------------------------------------
                                                           $ 90,323,438
-----------------------------------------------------------------------
Utilities - Electrical and Gas -- 17.5%
-----------------------------------------------------------------------
Constellation Energy Group                     145,000     $  6,534,063
Dominion Resources, Inc.                       240,000       16,080,000
Duke Energy Corp.                              200,000       17,050,000
Dynegy, Inc., Class A                          230,000       12,894,375
Enron Corp.                                    100,000        8,312,500
MDU Resources Group, Inc.                      125,000        4,062,500
Nisource, Inc.                                 458,913       14,111,575
PG&E Corp.                                     450,000        9,000,000
Public Service Enterprise Group Inc.            79,100        3,846,238
SCANA Corp.                                    300,000        8,868,750
-----------------------------------------------------------------------
                                                           $100,760,001
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $431,306,584)                          $544,200,566
-----------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 4.7%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Gas Utilities -- 4.7%
-----------------------------------------------------------------------
El Paso Energy Capital Trust                   300,000     $ 26,700,000
Nisource, Inc.                                  45,976          125,939
-----------------------------------------------------------------------
                                                           $ 26,825,939
-----------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $15,016,427)                           $ 26,825,939
-----------------------------------------------------------------------

CONVERTIBLE BONDS -- 0.6%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
NTL, Inc., 7.00%, 12/15/08(4)               $    1,500     $  1,172,813
Ovation, Inc. (PIK), 9.75%, 2/23/01(2)           3,428        2,571,078
-----------------------------------------------------------------------
Total Convertible Bonds
   (identified cost, $4,928,104)                           $  3,743,891
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 2.7%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Barton Capital Corp., 6.55%, 1/2/01         $   10,008     $ 10,006,179
Corporate Receivables Corp., 6.53%,
1/2/01                                           5,473        5,472,007
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $15,478,186)                        $ 15,478,186
-----------------------------------------------------------------------
Total Investments -- 102.7%
   (identified cost $466,729,301)                          $590,248,582
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (2.7)%                   $(15,662,884)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $574,585,698
-----------------------------------------------------------------------

 ADR - American Depositary Receipt

 PIK - Payment In Kind.

 GDR - Global Depository Receipt
 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (3)  Foreign security.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $466,729,301)        $590,248,582
Cash                                             3,632
Interest and dividends receivable            1,077,314
Tax reclaim receivable                           9,122
Prepaid expenses                                 4,681
------------------------------------------------------
TOTAL ASSETS                              $591,343,331
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $ 16,684,218
Payable to affiliate for Trustees' fees          7,187
Accrued expenses                                66,228
------------------------------------------------------
TOTAL LIABILITIES                         $ 16,757,633
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $574,585,698
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $451,061,979
Net unrealized appreciation (computed on
   the basis of identified cost)           123,523,719
------------------------------------------------------
TOTAL                                     $574,585,698
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2000
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $58,552)                               $ 11,600,717
Interest                                     1,383,773
Miscellaneous                                   75,003
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 13,059,493
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  3,742,206
Trustees' fees and expenses                     27,807
Custodian fee                                  299,142
Legal and accounting services                   38,775
Interest expense                                29,379
Miscellaneous                                    7,056
------------------------------------------------------
TOTAL EXPENSES                            $  4,144,365
------------------------------------------------------

NET INVESTMENT INCOME                     $  8,915,128
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 91,635,206
   Foreign currency transactions               (17,691)
------------------------------------------------------
NET REALIZED GAIN                         $ 91,617,515
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(62,293,415)
   Foreign currency                              8,709
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(62,284,706)
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 29,332,809
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 38,247,937
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2000  DECEMBER 31, 1999
------------------------------------------------------------------------------
From operations --
   Net investment income                  $       8,915,128  $       8,403,351
   Net realized gain                             91,617,515        125,079,564
   Net change in unrealized
      appreciation (depreciation)               (62,284,706)        43,682,525
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      38,247,937  $     177,165,440
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      39,477,487  $      20,219,337
   Withdrawals                                  (82,230,095)       (77,910,493)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     (42,752,608) $     (57,691,156)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $      (4,504,671) $     119,474,284
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     579,090,369  $     459,616,085
------------------------------------------------------------------------------
AT END OF YEAR                            $     574,585,698  $     579,090,369
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     YEAR ENDED DECEMBER 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Operating expenses                 0.71%        0.72%        0.72%        0.74%        0.82%
   Interest expense                   0.01%          --(1)      0.16%        0.01%        0.03%
   Net investment income              1.54%        1.68%        3.13%        4.42%        5.94%
Portfolio Turnover                     149%          93%          78%         169%         166%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $574,586     $579,090     $459,616     $413,409     $455,067
-----------------------------------------------------------------------------------------------

 (1)  Represents less than 0.01%

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Utilities Portfolio (the Portfolio), is registered under the Investment Company Act of 1940 as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve a high level of total return, consisting of capital appreciation and relatively predictable income by investing principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Under normal circumstances the Portfolio invests at least 65% of its total assets in common stocks of utilities companies. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sales prices or, if there has been no sale, at the mean between the closing bid and asked prices. Unlisted securities are valued at the mean between the latest available bid and asked prices. Options and financial futures contracts are valued at the last sale price, as quoted on the principal exchange or board of trade on which such options or contracts are traded or, in the absence of a sale, the mean between the last bid and asked prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Option Accounting Principles -- Upon the writing of a covered call option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing call options which expire are treated as realized gains. Premiums received from writing call options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as writer of a call option, may have no control over whether the underlying securities may be sold and, as a result, bears the market risk for an unfavorable change in the price of the securities underlying the written option.

 F Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract.

UTILITIES PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates, security prices, commodity prices or currency exchange rates. Should interest rates, security prices, commodity prices or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize for book purposes a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy.

 G Delayed Delivery Transactions -- The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security that will be delivered and paid for is fixed. Losses may arise due to changes in the market value of the underlying securities if the counterparty does not perform under the contract.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2000, $5,675 in credit balances were used to reduce the Portfolio's custodian fee.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million, 0.6875% from $500 million up to 1 billion, and at reduced rates as daily net assets exceed that level. In addition, the Trustees voted to accept a reduction of BMR's compensation so that advisory fees paid will not exceed 0.65% on an annual basis on assets up to $500 million, 0.625% from $500 million up to $1 billion, and at reduced rates thereafter. For the year ended December 31, 2000, the fee was equivalent to 0.647% of the Portfolio's average daily net assets for such period and amounted to $3,742,206. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2000, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $840,426,669 and $865,063,318, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $468,011,152
    ------------------------------------------------------
    Gross unrealized appreciation             $145,356,212
    Gross unrealized depreciation              (23,118,782)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $122,237,430
    ------------------------------------------------------

UTILITIES PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the year ended December 31, 2000 was $356,011 and the average interest rate was 8.25%. At December 31, 2000, the Portfolio did not have a loan outstanding under this agreement.

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2000, there were no outstanding obligations under these financial instruments.

UTILITIES PORTFOLIO AS OF DECEMBER 31, 2000

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF UTILITIES PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Utilities Portfolio (the "Portfolio") at December 31, 2000, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2001

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
EATON VANCE UTILITIES FUND AS OF DECEMBER 31, 2000

INVESTMENT MANAGEMENT

UTILITIES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Judith A. Saryan
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

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